UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: August 31, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2022

WESTERN ASSET

SHORT DURATION

MUNICIPAL INCOME FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to generate high current income exempt from regular federal income tax* while preserving capital.

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal advisor.

II	Western Asset Short Duration Municipal Income Fund

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short Duration Municipal Income Fund for the six-month reporting period ended August 31, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2022

Western Asset Short Duration Municipal Income Fund	III

Performance review

For the six months ended August 31, 2022, Class A shares of Western Asset Short Duration Municipal Income Fund, excluding sales charges, returned -1.85%. The Fund’s unmanaged benchmark, the Bloomberg 3 Year (2-4) Municipal Bond Indexi, returned -1.75% for the same period. The Lipper Short Municipal Debt Funds Category Averageii returned -1.31% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of August 31, 2022 (unaudited)
(excluding sales charges)	6 months
Western Asset Short Duration Municipal Income Fund:
Class A	-1.85%
Class C	-2.22%
Class C2	-2.10%
Class I	-1.77%
Class IS	-1.75%
Bloomberg 3 Year (2-4) Municipal Bond Index	-1.75%
Lipper Short Municipal Debt Funds Category Average	-1.31%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2022, for Class A, Class C, Class C2, Class I and Class IS shares were 1.67%, 1.34%, 1.19%, 1.84% and 1.91%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A and Class I shares would have been 1.66% and 1.80%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

IV	Western Asset Short Duration Municipal Income Fund

Performance review (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 28, 2022, the gross total annual operating expense ratios for Class A, Class C, Class C2, Class I and Class IS shares were 0.55%, 0.89%, 1.05%, 0.42% and 0.35%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.55% for Class A shares, 1.05% for Class C shares, 1.20% for Class C2 shares, 0.40% for Class I shares and 0.35% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2022

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Although the Fund seeks to minimize risk by investing in municipal securities from a number of different states and localities, the Fund may, from time to time, invest over 25% of its assets in municipal securities from one state or region. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the

Western Asset Short Duration Municipal Income Fund	V

investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg 3 Year (2-4) Municipal Bond Index measures the performance of USD-denominated long-term exempt bond market with maturities of 3 years (2-4), including state and local general obligation bonds, revenue bonds, and pre-refunded bonds.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 143 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	Western Asset Short Duration Municipal Income Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2022 and February 28, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2022 and held for the six months ended August 31, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical purposes example for comparison

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-1.85%	$1,000.00	$981.50	0.55%	$2.75	Class A	5.00%	$1,000.00	$1,022.43	0.55%	$2.80
Class C	-2.22	1,000.00	977.80	0.92	4.59	Class C	5.00	1,000.00	1,020.57	0.92	4.69
Class C2	-2.10	1,000.00	979.00	1.05	5.24	Class C2	5.00	1,000.00	1,019.91	1.05	5.35
Class I	-1.77	1,000.00	982.30	0.40	2.00	Class I	5.00	1,000.00	1,023.19	0.40	2.04
Class IS	-1.75	1,000.00	982.50	0.35	1.75	Class IS	5.00	1,000.00	1,023.44	0.35	1.79

2	Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report

[1]	For the six months ended August 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

August 31, 2022

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.2%
Alabama — 2.2%
Black Belt Energy Gas District, AL, Gas Supply Revenue, Series A	4.000%	12/1/23	$6,515,000	$6,581,734	(a)(b)
Southeast Alabama Gas Supply District, Gas Supply Revenue:
Project #1, Series C (SIFMA Municipal Swap Index Yield + 0.650%)	2.320%	4/1/24	5,000,000	4,956,641	(a)(b)
Project #2, Series A	4.000%	6/1/24	1,680,000	1,693,686	(a)(b)
Project #2, Series B (1 mo. USD LIBOR x 0.670 + 0.850%)	2.440%	6/1/24	1,000,000	986,441	(a)(b)
Total Alabama				14,218,502
Alaska — 0.4%
Alaska State, International Airports System Revenue, Series C, Refunding	5.000%	10/1/25	1,975,000	2,085,125	(c)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/25	700,000	734,150
Total Alaska				2,819,275
Arizona — 3.3%
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	5,610,000	5,590,422	(a)(b)(c)
Intel Corp. Project	5.000%	6/3/24	8,380,000	8,652,761	(a)(b)(c)
Glendale, AZ, Transportation Excise Tax Revenue, Refunding, AGM	5.000%	7/1/28	5,180,000	5,530,822
Maricopa County, AZ, Pollution Control Corp. Revenue, Public Service Company of New Mexico Palo Verde Project, Series A, Refunding	0.875%	10/1/26	2,000,000	1,769,148	(a)(b)
Total Arizona				21,543,153
California — 1.8%
Anaheim, CA, Public Financing Authority Revenue, Series C, AGM	0.000%	9/1/23	1,850,000	1,801,885
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area, Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.280%)	1.950%	4/1/24	2,000,000	1,989,945	(a)(b)
San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	2.770%	4/1/24	1,725,000	1,734,079	(a)(b)

See Notes to Financial Statements.

4	Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Art, Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.700%)	2.370%	6/1/26	$1,500,000	$1,481,103	(a)(b)
California State MFA Revenue:
Waste Management Inc. Project, Series A	0.700%	12/1/23	2,500,000	2,431,001	(a)(b)(c)
Waste Management Inc. Project, Series A	1.300%	2/3/25	1,600,000	1,527,236	(a)(b)(d)
California State Public Finance Authority, Senior Living Revenue, Enso Village Project, Green Bond, Series B-3, Refunding	2.125%	11/15/27	1,000,000	926,505	(d)
Total California				11,891,754
Colorado — 1.7%
City & County of Denver, CO, Airport System Revenue:
Series A	5.000%	11/15/26	2,370,000	2,549,174	(c)
Subordinated, Series A	5.500%	11/15/27	2,480,000	2,550,326	(c)
Colorado State Health Facilities Authority Revenue, Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	4,025,000	4,236,040	(a)(b)
University of Colorado Revenue, Green Bond, Series C, Refunding	2.000%	10/15/24	2,060,000	2,019,722	(a)(b)
Total Colorado				11,355,262
Connecticut — 5.2%
Connecticut State Housing Finance Authority Revenue:
Housing Mortgage Finance Program, Series A-3	0.600%	11/15/26	850,000	770,074
Housing Mortgage Finance Program, SIFMA Index, Series A-4 (SIFMA Municipal Swap Index Yield + 0.300%)	1.970%	11/15/24	3,500,000	3,479,477	(a)(b)
Connecticut State, GO:
Series A	5.000%	1/15/27	180,000	198,202
Series E	5.000%	8/1/28	5,085,000	5,425,243
SIFMA Index, Series A (SIFMA Municipal Swap Index Yield + 0.900%)	2.570%	3/1/23	1,600,000	1,605,995	(b)
SIFMA Index, Series A (SIFMA Municipal Swap Index Yield + 0.950%)	2.620%	3/1/24	2,225,000	2,250,517	(b)
Connecticut State, Special Tax Revenue:
Series A, Transportation Infrastructure Purpose	5.000%	9/1/29	5,270,000	5,735,767

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Series A, Transportation Infrastructure Purpose	5.000%	9/1/31	$7,265,000	$7,598,148
Series B, Transportation Infrastructure Purpose	5.000%	1/1/25	5,615,000	5,664,376
New Haven, CT, GO, Series A, AGM	5.000%	8/1/25	1,200,000	1,276,256
Total Connecticut				34,004,055
Delaware — 0.1%
Delaware State EDA Revenue, Delmarva Power & Light Co. Project, Series A, Refunding	1.050%	7/1/25	1,000,000	946,271	(a)(b)
District of Columbia — 0.7%
District of Columbia, GO, Series D	5.000%	6/1/32	2,665,000	2,884,989
Metropolitan Washington, DC, Airports Authority Aviation Revenue, Series A, Refunding	5.000%	10/1/26	1,500,000	1,610,409	(c)
Total District of Columbia				4,495,398
Florida — 1.7%
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding, AGM	5.000%	7/1/26	1,585,000	1,732,828
Senior Lien, Series A, Refunding	5.000%	7/1/29	1,500,000	1,621,049
Citizens Property Insurance Corp., Coastal Account Revenue, Senior Secured Bonds, Series A-1	5.000%	6/1/25	900,000	947,641
Jacksonville, FL, Revenue:
Series 2014, Refunding	5.000%	10/1/27	1,000,000	1,050,826
Series B, Refunding	5.000%	10/1/23	1,035,000	1,064,142
Series B, Refunding	5.000%	10/1/24	2,630,000	2,768,055
Miami-Dade County, FL, IDA Revenue, Waste Management Inc. Project, Series B (SIFMA Municipal Swap Index Yield + 0.375%)	2.045%	7/1/24	1,500,000	1,457,974	(a)(b)(c)
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/26	230,000	226,295
Total Florida				10,868,810
Georgia — 0.6%
Atlanta, GA, Airport Passenger Facility Charge, General Revenue, Subordinate Lien, Series A, Refunding	5.000%	1/1/26	3,055,000	3,154,646
Monroe County, GA, Development Authority, PCR, Georgia Power Co. Plant Scherer Project	2.250%	7/1/25	1,150,000	1,108,691
Total Georgia				4,263,337

See Notes to Financial Statements.

6	Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — 7.0%
Chicago, IL, Board of Education Unlimited Tax, GO, Dedicated Revenues, Series B, Refunding	5.000%	12/1/22	$500,000	$502,899
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien, Series A, Refunding	5.000%	1/1/27	3,000,000	3,128,516	(c)
General, Senior Lien, Series B, Refunding	5.000%	1/1/24	1,065,000	1,100,081
General, Senior Lien, Series B, Refunding	5.000%	1/1/26	5,315,000	5,358,373
General, Senior Lien, Series B, Refunding	5.000%	1/1/26	1,520,000	1,639,657
Chicago, IL, Park District, GO, Limited Tax, Series B, Refunding	5.000%	1/1/25	3,490,000	3,577,931
Cook County, IL, School District No. 87 Berkeley, GO, AGM	5.000%	12/1/25	500,000	538,425
Illinois State Finance Authority Revenue, Series B-2, Refunding	5.000%	11/15/26	4,500,000	4,799,464	(a)(b)
Illinois State, GO:
Series A	5.000%	12/1/25	4,000,000	4,196,869
Series D	5.000%	11/1/24	3,690,000	3,819,938
Series D	5.000%	11/1/27	3,090,000	3,307,840
Series of May 2014	5.000%	5/1/25	2,000,000	2,069,318
Metropolitan Pier & Exposition Authority, IL, Revenue, Mccormick Place Expansion Project, Series A, Refunding	3.000%	6/15/24	2,500,000	2,482,321
Sales Tax Securitization Corp. Revenue:
Second Lien, Series A	5.000%	1/1/25	2,065,000	2,165,294
Series A	5.000%	1/1/26	6,525,000	6,958,953
Total Illinois				45,645,879
Indiana — 4.3%
Indiana State Finance Authority:
Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series B, Refunding	0.650%	8/1/25	1,000,000	913,917
Environmental Improvement Revenue, United States Steel Corp. Project, Series A, Refunding	4.125%	12/1/26	1,500,000	1,484,093
Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	1,320,000	1,308,404	(a)(b)
Indianapolis, IN, Department of Public Utilities Gas Utility Revenue, Second Lien, Series A, Refunding	5.000%	8/15/24	2,025,000	2,125,043

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Revenue, Series 2014D, Refunding	5.000%	1/1/26	$2,000,000	$2,049,605	(c)
Indianapolis Airport Authority Project, Revenue, Series 2019D, Refunding	5.000%	1/1/26	2,895,000	3,065,795	(c)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc. Project, Refunding	5.000%	6/5/26	15,935,000	17,012,243	(a)(b)(c)
Total Indiana				27,959,100
Iowa — 0.4%
Iowa State Finance Authority, Solid Waste Facility Revenue, Iowa Renewable Natural Gas Project, Green Bond, LOC - Citibank N.A.	1.500%	4/1/24	2,405,000	2,351,249	(a)(b)(c)
Iowa Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	5.000%	6/1/28	500,000	542,544
Total Iowa				2,893,793
Kansas — 2.8%
Kansas State Department of Transportation Highway Revenue:
Series B	5.000%	9/1/26	2,575,000	2,767,737
Series C-3 (1 mo. USD LIBOR x 0.700 + 0.400%)	2.061%	9/1/23	13,750,000	13,746,014	(b)
Series C-4 (1 mo. USD LIBOR x 0.700 + 0.500%)	2.161%	9/1/24	2,000,000	1,991,508	(b)
Total Kansas				18,505,259
Kentucky — 4.9%
Ashland, KY:
Ashland Hospital Corp., Revenue, Refunding	5.000%	2/1/23	600,000	605,531
Ashland Hospital Corp., Revenue, Refunding	5.000%	2/1/24	575,000	591,922
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	2,050,000	2,065,284	(a)(b)
Series C	4.000%	6/1/25	15,130,000	15,265,516	(a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Norton Healthcare Inc., Series A	5.000%	10/1/25	1,550,000	1,642,516
Norton Healthcare Inc., Series C	5.000%	10/1/26	2,000,000	2,122,751	(a)(b)

See Notes to Financial Statements.

8	Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Mercer County, KY, Kentucky Utilities Co. Project, Revenue, Series A, Refunding	1.300%	5/1/23	$6,900,000	$6,817,495	(c)
Trimble County, KY, Revenue, Pollution Control Bonds, Louisville Gas and Electric Company Project, Series A	0.625%	9/1/26	3,250,000	2,827,428
Total Kentucky				31,938,443
Louisiana — 1.7%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	4,000,000	3,708,015	(a)(b)
Louisiana State Offshore Terminal Authority Revenue, Deep Water Port Bonds, Series C	1.650%	12/1/23	3,150,000	3,099,721	(a)(b)
Louisiana State Stadium & Exposition District, Revenue, BAN	4.000%	7/3/23	1,325,000	1,333,221
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-1, Refunding	2.125%	7/1/24	1,750,000	1,726,882	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	1,400,000	1,340,084	(a)(b)
Total Louisiana				11,207,923
Massachusetts — 0.7%
Massachusetts State Bay Transportation Authority Revenue, Subordinated Sales Tax, Series A-1, Refunding	5.000%	7/1/24	500,000	523,874
Massachusetts State Port Authority Revenue, Series C	5.000%	7/1/25	4,105,000	4,344,912	(c)
Total Massachusetts				4,868,786
Michigan — 3.1%
Hazel School District, MI, GO:
Refunding, Q-SBLF	4.000%	5/1/25	2,620,000	2,712,474
Refunding, Q-SBLF	4.000%	5/1/26	1,405,000	1,475,295
Refunding, Q-SBLF	4.000%	5/1/27	1,460,000	1,544,309
Refunding, Q-SBLF	4.000%	5/1/29	1,580,000	1,693,929
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water and Sewage Department, Senior Lien, Series D-1, Refunding, AGM	5.000%	7/1/23	1,500,000	1,531,706
Mclaren Health Care, Series D-1, Refunding	1.100%	10/15/27	1,325,000	1,211,398

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Trinity Health Credit Group, Series MI-2, Refunding	5.000%	2/1/25	$1,750,000	$1,843,371	(a)(b)
Michigan State HDA Revenue, Series A	1.500%	6/1/29	1,730,000	1,509,328
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project, Remarketing	0.875%	10/8/26	1,335,000	1,210,311	(a)(b)(c)
Graphic Packaging International, LLC Coated Recycled Machine Project, Green Bonds	4.000%	10/1/26	2,000,000	1,977,705	(a)(b)(c)
Wayne County, MI, Airport Authority Airport Revenue:
Series C, Refunding	5.000%	12/1/24	2,550,000	2,686,699
Series C, Refunding	5.000%	12/1/24	1,055,000	1,111,556
Total Michigan				20,508,081
Minnesota — 0.5%
Minnesota Municipal Gas Agency, Commodity Supply Revenue, Subseries A, LIQ - Royal Bank of Canada	4.000%	12/1/26	3,115,000	3,182,234
Mississippi — 0.1%
Mississippi State Development Bank Revenue, Jackson Infrastructure Project	5.000%	9/1/25	590,000	627,295
Missouri — 0.3%
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Kansas City Power & Light Co. Project	3.500%	7/1/25	1,000,000	997,423	(a)(b)(c)
Missouri State HEFA Revenue, Saint Luke’s Health System, Inc.	5.000%	11/15/26	1,015,000	1,093,805
Total Missouri				2,091,228
Montana — 0.3%
Montana State Board of Regents Higher Education Revenue, Montana State University, Series F, Refunding (SIFMA Municipal Swap Index Yield + 0.450%)	2.120%	9/1/23	1,800,000	1,801,946	(a)(b)
Nebraska — 0.9%
Nebraska Public Power District Revenue, Series A	0.600%	7/1/23	5,000,000	4,908,276	(a)(b)
Washington County, NE, Wastewater and Solid Waste Disposal Facilities Revenue, Cargill Incorporated Project, Refunding	0.900%	9/1/25	1,200,000	1,132,593	(a)(b)(c)
Total Nebraska				6,040,869

See Notes to Financial Statements.

10	Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Nevada — 0.4%
Clark County, NV, Airport System Revenue, Junior Subordinate Lien Notes, Series B, Refunding	5.000%	7/1/24	$1,850,000	$1,920,754	(c)
Sparks, NV, Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.500%	6/15/24	530,000	515,166	(d)
Total Nevada				2,435,920
New Jersey — 7.4%
Gloucester County, NJ, Improvement Authority Revenue, Rowan University Student Center Projects	0.600%	3/1/24	2,250,000	2,144,324
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding	5.000%	7/1/27	5,450,000	5,964,704
Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	2,250,000	2,210,355	(a)(b)(c)
School Facilities Construction, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.550%)	3.220%	9/1/27	1,600,000	1,601,151	(b)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/24	3,060,000	3,092,956
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding, Series A	5.000%	6/15/24	2,025,000	2,103,909
Series AA	5.000%	6/15/25	2,000,000	2,111,421
Series AA	5.000%	6/15/26	5,895,000	5,994,469
Transportation System, Series A	5.750%	6/15/24	35,000	36,705
Transportation System, Series A, Refunding	5.000%	12/15/23	2,030,000	2,080,144
New Jersey State Turnpike Authority Revenue:
Series C-4, Refunding (1 mo. USD LIBOR x 0.700 + 0.700%)	2.361%	1/1/24	4,000,000	4,036,782	(b)
Series D-1, Refunding (1 mo. USD LIBOR x 0.700 + 0.700%)	2.361%	1/1/24	12,250,000	12,372,123	(b)
Series D-3, Refunding (1 mo. USD LIBOR x 0.700 + 0.600%)	2.261%	1/1/23	2,000,000	2,000,232	(b)
Orange Township, NJ, GO:
AGM, State Aid Withholding, Refunding	4.000%	12/1/23	856,000	871,202

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
AGM, State Aid Withholding, Refunding	4.000%	12/1/24	$925,000	$953,550
Trenton, NJ, GO, Series 2020, AGM, State Aid Withholding	2.000%	7/15/31	1,455,000	1,270,744
Total New Jersey				48,844,771
New Mexico — 0.4%
Farmington, NM, PCR, Public Service Co. of New Mexico, Refunding	1.100%	6/1/23	3,000,000	2,949,702	(a)(b)
New York — 15.8%
Long Island, NY, Power Authority Electric System Revenue:
LIBOR Floating Rate, Series 2014C, Refunding (1 mo. USD LIBOR x 0.700 + 0.750%)	2.411%	10/1/23	4,500,000	4,500,077	(a)(b)
LIBOR Floating Rate, Series 2015C, Refunding (1 mo. USD LIBOR x 0.700 + 0.750%)	2.411%	10/1/23	4,000,000	4,000,068	(a)(b)
Series B, Refunding	1.650%	9/1/24	5,500,000	5,326,329	(a)(b)
Series B, Refunding	0.850%	9/1/25	6,400,000	5,817,761	(a)(b)
Series B, Refunding	1.500%	9/1/26	4,580,000	4,199,850	(a)(b)
MTA, NY, Transportation Revenue, Subseries D-2 (SIFMA Municipal Swap Index Yield + 0.450%)	2.120%	11/15/22	5,500,000	5,491,100	(a)(b)
New York City, NY, GO:
Series A, Refunding	5.000%	8/1/27	1,485,000	1,584,959
Step bond, Subseries F-4 (5.000% to 12/1/25 then 9.000%)	5.000%	12/1/25	15,250,000	16,029,583	(a)(b)
New York City, NY, HDC, MFH Revenue:
Green Bond, Series F-2, FHA	0.600%	7/1/25	9,000,000	8,324,139	(a)(b)
Green Bond, Series G, FHA	0.600%	11/1/26	1,075,000	966,943
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2022, Series BB, Subseries BB-2, Refunding	5.000%	6/15/27	2,065,000	2,232,962
New York City, NY, TFA Revenue Future Tax Secured:
Subordinated, Series A, Refunding	5.000%	11/1/26	135,000	148,166
Subordinated, Subseries B-1	5.000%	8/1/28	2,915,000	3,042,905
New York City, NY, Transportation Development Corp. Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	2.250%	8/1/26	2,440,000	2,318,791	(c)

See Notes to Financial Statements.

12	Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
John F. Kennedy International Airport Project, Series A, Refunding	5.000%	12/1/23	$920,000	$939,797	(c)
John F. Kennedy International Airport Project, Series A, Refunding	5.000%	12/1/24	2,500,000	2,590,144	(c)
John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/22	900,000	905,078
John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/23	1,000,000	1,026,840
New York State Thruway Authority Revenue, Series K, Refunding	5.000%	1/1/30	2,715,000	2,846,864
New York State Urban Development Corp. Revenue, Series A	5.000%	3/15/25	6,000,000	6,081,873
Port Authority of New York & New Jersey Revenue:
Consolidated Series 177	5.000%	7/15/25	1,015,000	1,022,914	(c)
Consolidated Series 178	5.000%	12/1/31	5,000,000	5,115,619	(c)
Consolidated Series 184	5.000%	9/1/25	1,565,000	1,641,804
Consolidated Series 195	5.000%	10/1/25	3,995,000	4,216,555	(c)
Consolidated Series 207	5.000%	9/15/25	10,400,000	10,969,069	(c)
Consolidated Series 207	5.000%	9/15/32	300,000	322,475	(c)
Consolidated Series 226	5.000%	10/15/25	2,000,000	2,112,212	(c)
Total New York				103,774,877
North Carolina — 1.4%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Atrium Health, Series E, Remarketing	0.800%	10/31/25	2,000,000	1,887,914	(a)(b)
North Carolina State Medical Care Commission Hospital Revenue, CaroMont Health, Series B	5.000%	2/1/26	1,785,000	1,911,931	(a)(b)
North Carolina State Turnpike Authority Revenue:
Anticipation Notes	5.000%	2/1/24	3,775,000	3,887,156
Senior Lien, Refunding	5.000%	1/1/23	800,000	805,988
Senior Lien, Refunding	5.000%	1/1/25	575,000	594,114
Total North Carolina				9,087,103
Ohio — 1.5%
American Municipal Power Inc., OH, Revenue:
Combined Hydroelectric Project, Subseries A-2, Refunding	1.000%	8/15/24	3,130,000	2,994,652	(a)(b)
Prairie State Energy Campus Project, Series A, Refunding	5.000%	2/15/26	2,125,000	2,197,790

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Cleveland, OH, Airport System Revenue, Series A, Refunding	5.000%	1/1/25	$1,250,000	$1,302,089	(c)
Ohio State Air Quality Development Authority Revenue, American Electric Co. Project, Series D, Refunding	2.100%	10/1/24	3,500,000	3,382,172	(a)(b)(c)
Total Ohio				9,876,703
Oklahoma — 1.3%
Oklahoma State Development Finance Authority Revenue, Gilcrease Expressway West Project, Series A	1.625%	7/6/23	8,880,000	8,702,689	(c)
Oregon — 0.2%
Oregon State Business Development Commission Revenue, Intel Corp. Project, Series 232	2.400%	8/14/23	1,000,000	996,133	(a)(b)
Pennsylvania — 5.5%
Commonwealth of Pennsylvania:
GO, Refunding	5.000%	8/15/25	335,000	359,221
GO, Series 2014	5.000%	6/15/24	675,000	706,121
GO, Series 2016	5.000%	9/15/28	2,365,000	2,559,788
GO, Series D	3.250%	8/15/26	7,180,000	7,293,660
General Authority of Southcentral Pennsylvania, Series B (SIFMA Municipal Swap Index Yield + 0.600%)	2.270%	6/1/24	1,500,000	1,493,842	(a)(b)
Pennsylvania State Economic Development Financing Authority:
Pollution Control Revenue, PPL Electric Utilities Corp. Project, Refunding	0.400%	10/1/23	2,500,000	2,414,819
Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility Project	3.000%	1/1/24	865,000	866,598
Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility Project	4.000%	1/1/26	1,220,000	1,243,212
Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	1,450,000	1,421,342	(a)(b)(c)
Solid Waste Disposal Revenue, Waste Management Inc. Project, Series A (SIFMA Municipal Swap Index Yield + 0.400%)	2.070%	6/3/24	1,500,000	1,461,421	(a)(b)(c)
Solid Waste Disposal Revenue, Waste Management Inc. Project, Series A	1.750%	8/1/24	3,250,000	3,159,037	(a)(b)(c)
Pennsylvania State Higher EFA Revenue, University of Pennsylvania Health System:
Series B, Refunding	5.000%	8/15/24	1,000,000	1,049,600

See Notes to Financial Statements.

14	Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Series B, Refunding	5.000%	8/15/25	$900,000	$964,539
Series B, Refunding	5.000%	8/15/26	1,000,000	1,093,712
Pennsylvania State Turnpike Commission Revenue:
Series 2019, Refunding	5.000%	12/1/24	1,640,000	1,728,285
Series A, Refunding	4.000%	12/1/26	635,000	672,181
Series A-1, Refunding (SIFMA Municipal Swap Index Yield + 0.600%)	2.270%	12/1/23	2,000,000	2,004,503	(b)
Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.700%)	2.370%	12/1/23	3,000,000	3,003,054	(b)
Series C, Refunding	5.000%	12/1/26	1,300,000	1,428,034
Philadelphia, PA, Pennsylvania Airport Revenue, Refunding	5.000%	7/1/24	1,000,000	1,038,972	(c)
Total Pennsylvania				35,961,941
South Carolina — 3.1%
Patriots Energy Group Financing Agency Gas Supply Revenue, Series A, LIQ - Royal Bank of Canada	4.000%	2/1/24	17,080,000	17,361,195	(a)(b)
Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, Series A, Refunding	3.875%	4/1/23	3,000,000	3,004,179	(c)
Total South Carolina				20,365,374
Tennessee — 2.5%
Tennessee State Energy Acquisition Corp., Gas Revenue, Project, Series A	4.000%	5/1/23	6,835,000	6,872,963	(a)(b)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	9,445,000	9,544,636	(a)(b)
Total Tennessee				16,417,599
Texas — 9.0%
Corpus Christi, TX, Utility System Revenue, Junior Lien Improvement Bonds, Series A	5.000%	7/15/27	1,500,000	1,600,820
Cypress-Fairbanks, TX, ISD, GO, Series B-1, PSF - GTD	0.280%	8/15/24	6,420,000	6,129,374	(a)(b)
DeSoto, TX, ISD, GO, Refunding, PSF - GTD	0.000%	8/15/26	580,000	514,889
El Paso, TX, ISD, GO	2.000%	8/1/23	1,250,000	1,241,250	(a)(b)
Fort Bend, TX, ISD:
GO, Series B, Refunding, PSF - GTD	0.875%	8/1/25	1,175,000	1,113,830	(a)(b)
GO, Series B, Refunding, PSF - GTD	0.720%	8/1/26	855,000	783,366	(a)(b)
Goose Creek, TX, Consolidated ISD, GO, Series B, PSF - GTD	0.600%	8/17/26	1,040,000	953,163	(a)(b)

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report	15

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Grapevine-Colleyville, TX, ISD, GO, PSF - GTD	5.000%	8/15/28	$2,000,000	$2,138,114
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Hospital, Memorial Hermann Health System, Refunding	5.000%	12/1/25	3,045,000	3,261,298
Lower Colorado River, TX, Authority Revenue, Series B, Refunding	5.000%	5/15/24	1,415,000	1,470,839
Matagorda County, TX, Navigation District No. 1, PCR, Central Power & Light, Refunding	0.900%	9/1/23	1,750,000	1,711,136	(a)(b)(c)
North Texas, TX, Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/27	7,670,000	7,921,628
Series A, Refunding	5.000%	1/1/30	1,000,000	1,051,816
Northside, TX, ISD, GO, Refunding, PSF - GTD	1.600%	8/1/24	3,030,000	2,960,309	(a)(b)
Pasadena, TX, ISD, GO, Series B, PSF - GTD	1.500%	8/15/24	5,275,000	5,170,645	(a)(b)
San Antonio, TX, Electric and Gas Revenue, Junior Lien	1.750%	12/1/25	4,100,000	3,949,986	(a)(b)
Sherman, TX, ISD:
GO, Series B, PSF - GTD	2.000%	8/1/23	485,000	483,079	(a)(b)(e)
GO, Series B, PSF - GTD	2.000%	8/1/23	605,000	602,603	(a)(b)(e)
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series B (3 mo. USD LIBOR x 0.670 + 0.700%)	1.925%	12/15/26	4,420,000	4,332,966	(b)
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/26	3,750,000	3,938,550
Texas State Municipal Power Agency Revenue, Transmission System, Refunding, AGM	3.000%	9/1/24	750,000	756,842
Texas State Transportation Commission Revenue, Highway Fund, First Tier Revenue, Series B, Remarketing	0.560%	4/1/26	1,500,000	1,351,486
Texas State Transportation Commission, Mobility Fund, GO, Series B	0.650%	4/1/26	2,500,000	2,298,567	(a)(b)
Texas State Water Development Board Revenue, Water Implementation, Series A	5.000%	10/15/30	2,955,000	3,159,860
Total Texas				58,896,416
Utah — 0.1%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/32	505,000	534,119	(c)
Vermont — 0.3%
University of Vermont & State Agricultural College, Revenue, Series 2015, Refunding	5.000%	10/1/27	1,905,000	2,037,854

See Notes to Financial Statements.

16	Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Virginia — 1.8%
Hampton Roads, VA, Transportation Accountability Commission, Senior Lien, Series A	5.000%	7/1/26	$5,000,000	$5,445,293
Henry County, VA, IDA, Grant Revenue Anticipation Notes, Series B	2.000%	11/1/23	1,035,000	1,027,152
Louisa, VA, IDA, PCR, Series A, Refunding	1.900%	6/1/23	1,000,000	993,376	(a)(b)
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue, Virginia Electric & Power Co., Series A	0.750%	9/2/25	2,650,000	2,481,822	(a)(b)
York County, VA, PCR, Virginia Electric & Power, EDA, Series A, Refunding	1.900%	6/1/23	2,000,000	1,986,753	(a)(b)
Total Virginia				11,934,396
Washington — 2.8%
Central Puget Sound Regional Transit Authority Revenue, Sales Tax & Motor Vehicle Excise Tax Improvement Bonds, Series S-2A, Green Bonds (SIFMA Municipal Swap Index Yield + 0.200%)	1.870%	11/1/26	2,000,000	1,971,532	(a)(b)
Port of Seattle, WA, Special Facility Revenue:
Intermediate Lien, Series C	5.000%	5/1/25	3,625,000	3,820,233	(c)
Intermediate Lien, Series D	5.000%	5/1/24	3,500,000	3,620,081	(c)
Refunding	5.000%	6/1/23	1,085,000	1,104,268	(c)
Seattle, WA, Municipal Light & Power Revenue:
Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.250%)	1.920%	11/1/26	1,000,000	981,200	(a)(b)
Series C-2 (SIFMA Municipal Swap Index Yield + 0.490%)	2.160%	11/1/23	3,405,000	3,405,026	(a)(b)
Washington State Motor Vehicle Fuel Tax, GO, Series R-2015B, Refunding	5.000%	7/1/26	3,175,000	3,323,684
Total Washington				18,226,024
Total Investments before Short-Term Investments (Cost — $666,132,999)				644,718,274
Short-Term Investments — 1.2%
Municipal Bonds — 1.2%
Georgia — 0.1%
Monroe County, GA, Development Authority Revenue, Florida Power & Light Co. Project	1.300%	11/1/47	400,000	400,000	(c)(f)(g)

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Short Duration Municipal Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Mississippi — 0.4%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series B	1.000%	12/1/30	$1,600,000	$1,600,000	(f)(g)
Chevron USA Inc. Project, Series G	1.000%	11/1/35	700,000	700,000	(f)(g)
Total Mississippi				2,300,000
New York — 0.2%
MTA, NY, Transportation Revenue, Subseries G-2, Refunding, LOC - TD Bank N.A.	1.650%	11/1/32	200,000	200,000	(f)(g)
New York City, NY, GO, Subseries E-5, LOC - TD Bank N.A.	1.030%	3/1/48	900,000	900,000	(f)(g)
Total New York				1,100,000
Oregon — 0.0%††
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	1.150%	8/1/34	100,000	100,000	(f)(g)
Pennsylvania — 0.5%
Pennsylvania State Turnpike Commission Revenue, Series 2020, Refunding, LOC - TD Bank N.A.	1.650%	12/1/39	3,600,000	3,600,000	(f)(g)
Total Short-Term Investments (Cost — $7,500,000)				7,500,000
Total Investments — 99.4% (Cost — $673,632,999)				652,218,274
Other Assets in Excess of Liabilities — 0.6%				4,065,943
Total Net Assets — 100.0%				$656,284,217

See Notes to Financial Statements.

18	Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

††	Represents less than 0.1%.
(a)	Maturity date shown represents the mandatory tender date.
(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Short Duration Municipal Income Fund

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

BAN	— Bond Anticipation Notes

EDA	— Economic Development Authority

EFA	— Educational Facilities Authority

FHA	— Federal Housing Administration — Insured Bonds

GO	— General Obligation

GTD	— Guaranteed

HDA	— Housing Development Authority

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LIBOR	— London Interbank Offered Rate

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

PCR	— Pollution Control Revenue

PEA	— Public Energy Authority

PSF	— Permanent School Fund

Q-SBLF	— Qualified School Board Loan Fund

SIFMA	— Securities Industry and Financial Markets Association

TFA	— Transitional Finance Authority

See Notes to Financial Statements.

20	Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2022

Assets:
Investments, at value (Cost — $673,632,999)	$652,218,274
Cash	3,584
Interest receivable	5,269,603
Receivable for Fund shares sold	360,008
Prepaid expenses	34,566
Total Assets	657,886,035

Liabilities:
Payable for Fund shares repurchased	1,083,290
Investment management fee payable	161,305
Transfer agent fees payable	160,890
Service and/or distribution fees payable	72,141
Distributions payable	62,109
Trustees’ fees payable	2,255
Accrued expenses	59,828
Total Liabilities	1,601,818
Total Net Assets	$656,284,217

Net Assets:
Par value (Note 7)	$1,331
Paid-in capital in excess of par value	690,759,288
Total distributable earnings (loss)	(34,476,402)
Total Net Assets	$656,284,217

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report	21

Statement of assets and liabilities (unaudited) (cont’d)

August 31, 2022

Net Assets:
Class A	$347,685,646
Class C	$60,936,223
Class C2	$890,004
Class I	$240,895,365
Class IS	$5,876,979

Shares Outstanding:
Class A	70,500,092
Class C	12,350,357
Class C2	180,428
Class I	48,862,457
Class IS	1,191,275

Net Asset Value:
Class A (and redemption price)	$4.93
Class C (and redemption price)	$4.93
Class C2 (and redemption price)	$4.93
Class I (and redemption price)	$4.93
Class IS (and redemption price)	$4.93
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$5.04

See Notes to Financial Statements.

22	Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2022

Investment Income:
Interest	$5,981,330

Expenses:
Investment management fee (Note 2)	1,102,023
Service and/or distribution fees (Notes 2 and 5)	457,611
Transfer agent fees (Note 5)	289,341
Registration fees	45,899
Fund accounting fees	38,298
Audit and tax fees	25,331
Legal fees	12,423
Trustees’ fees	7,695
Shareholder reports	7,523
Commitment fees (Note 8)	2,969
Custody fees	2,221
Insurance	1,458
Interest expense	141
Miscellaneous expenses	5,282
Total Expenses	1,998,215
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(66,529)
Net Expenses	1,931,686
Net Investment Income	4,049,644

Realized and Unrealized Loss on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(2,604,945)
Change in Net Unrealized Appreciation (Depreciation) From Investments	(16,235,725)
Net Loss on Investments	(18,840,670)
Decrease in Net Assets From Operations	$(14,791,026)

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report	23

Statements of changes in net assets

For the Six Months Ended August 31, 2022 (unaudited) and the Year Ended February 28, 2022	August 31	February 28

Operations:
Net investment income	$4,049,644	$8,432,922
Net realized gain (loss)	(2,604,945)	805,193
Change in net unrealized appreciation (depreciation)	(16,235,725)	(19,919,269)
Decrease in Net Assets From Operations	(14,791,026)	(10,681,154)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(3,991,669)	(8,137,994)
Decrease in Net Assets From Distributions to Shareholders	(3,991,669)	(8,137,994)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	98,111,759	265,586,627
Reinvestment of distributions	3,647,573	7,417,381
Cost of shares repurchased	(241,085,947)	(303,075,713)
Decrease in Net Assets From Fund Share Transactions	(139,326,615)	(30,071,705)
Decrease in Net Assets	(158,109,310)	(48,890,853)

Net Assets:
Beginning of period	814,393,527	863,284,380
End of period	$656,284,217	$814,393,527

See Notes to Financial Statements.

24	Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class A Shares[1]	2022[2]	2022	2021	2020[3]	2019	2018

Net asset value, beginning of period	$5.05	$5.17	$5.18	$5.07	$5.07	$5.08

Income (loss) from operations:
Net investment income	0.03	0.05	0.07	0.08	0.07	0.06
Net realized and unrealized gain (loss)	(0.12)	(0.12)	(0.01)	0.11	0.00 [4]	(0.01)
Total income (loss) from operations	(0.09)	(0.07)	0.06	0.19	0.07	0.05

Less distributions from:
Net investment income	(0.03)	(0.05)	(0.07)	(0.08)	(0.07)	(0.06)
Total distributions	(0.03)	(0.05)	(0.07)	(0.08)	(0.07)	(0.06)

Net asset value, end of period	$4.93	$5.05	$5.17	$5.18	$5.07	$5.07
Total return[5]	(1.85)%	(1.41)%	1.10%	3.85%	1.47%	1.00%

Net assets, end of period (millions)	$348	$373	$359	$359	$217	$265

Ratios to average net assets:
Gross expenses	0.56%[6]	0.55%	0.56%	0.62%	0.70%	0.68%
Net expenses[7]	0.55 [6,8]	0.55 [8]	0.56 [8]	0.61 [8]	0.70	0.68
Net investment income	1.08 [6]	0.96	1.31	1.64	1.46	1.19

Portfolio turnover rate	13%	30%	50%	47%	40%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2022 (unaudited).

[3]	For the year ended February 29.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. Prior to May 21, 2021, the expense limitation was 0.70%. Prior to August 13, 2019, the expense limitation was 0.75%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report	25

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class C Shares[1]	2022[2]	2022	2021	2020[3]	2019	2018

Net asset value, beginning of period	$5.06	$5.17	$5.18	$5.07	$5.07	$5.08

Income (loss) from operations:
Net investment income	0.02	0.03	0.05	0.07	0.06	0.04
Net realized and unrealized gain (loss)	(0.13)	(0.11)	(0.01)	0.11	0.00 [4]	(0.01)
Total income (loss) from operations	(0.11)	(0.08)	0.04	0.18	0.06	0.03

Less distributions from:
Net investment income	(0.02)	(0.03)	(0.05)	(0.07)	(0.06)	(0.04)
Total distributions	(0.02)	(0.03)	(0.05)	(0.07)	(0.06)	(0.04)

Net asset value, end of period	$4.93	$5.06	$5.17	$5.18	$5.07	$5.07
Total return[5]	(2.22)%	(1.55)%[6]	0.76%	3.50%	1.13%	0.65%

Net assets, end of period (000s)	$60,936	$90,990	$145,567	$210,700	$463,568	$655,950

Ratios to average net assets:
Gross expenses	0.92%[7]	0.89%	0.89%	0.98%	1.05%	1.03%
Net expenses[8]	0.92 [7]	0.89 [9]	0.89 [9]	0.98 [9]	1.05	1.03 [9]
Net investment income	0.71 [7]	0.63	0.98	1.30	1.11	0.85

Portfolio turnover rate	13%	30%	50%	47%	40%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2022 (unaudited).

[3]	For the year ended February 29.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been -1.75% for the year ended February 28, 2022.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 1.10%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26	Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class C2 Shares[1]	2022[2]	2022	2021[3]

Net asset value, beginning of period	$5.05	$5.17	$5.16

Income (loss) from operations:
Net investment income	0.01	0.02	0.01
Net realized and unrealized gain (loss)	(0.12)	(0.12)	0.01	[4]
Total income (loss) from operations	(0.11)	(0.10)	0.02

Less distributions from:
Net investment income	(0.01)	(0.02)	(0.01)
Total distributions	(0.01)	(0.02)	(0.01)

Net asset value, end of period	$4.93	$5.05	$5.17
Total return[5]	(2.10)%	(1.91)%	0.39%

Net assets, end of period (000s)	$890	$1,319	$637

Ratios to average net assets:
Gross expenses	1.05%[6]	1.05%	1.06%[6]
Net expenses[7]	1.05 [6]	1.05 [8]	1.06	[6]
Net investment income	0.57 [6]	0.45	0.60	[6]

Portfolio turnover rate	13%	30%	50%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2022 (unaudited).

[3]	For the period November 2, 2020 (inception date) to February 28, 2021.

[4]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C2 shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	For the year ended February 28, 2021.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report	27

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class I Shares[1]	2022[2]	2022	2021	2020[3]	2019	2018

Net asset value, beginning of period	$5.05	$5.17	$5.17	$5.07	$5.07	$5.08

Income (loss) from operations:
Net investment income	0.03	0.06	0.07	0.09	0.08	0.07
Net realized and unrealized gain (loss)	(0.12)	(0.12)	(0.00) [4]	0.10	0.00 [4]	(0.01)
Total income (loss) from operations	(0.09)	(0.06)	0.07	0.19	0.08	0.06

Less distributions from:
Net investment income	(0.03)	(0.06)	(0.07)	(0.09)	(0.08)	(0.07)
Total distributions	(0.03)	(0.06)	(0.07)	(0.09)	(0.08)	(0.07)

Net asset value, end of period	$4.93	$5.05	$5.17	$5.17	$5.07	$5.07
Total return[5]	(1.77)%	(1.26)%	1.45%	3.80%	1.61%	1.11%

Net assets, end of period (millions)	$241	$342	$350	$311	$324	$390

Ratios to average net assets:
Gross expenses	0.44%[6]	0.42%	0.42%	0.50%	0.57%	0.57%
Net expenses[7]	0.40 [6,8]	0.40 [8]	0.40 [8]	0.48 [8]	0.57	0.57
Net investment income	1.22 [6]	1.11	1.45	1.78	1.59	1.30

Portfolio turnover rate	13%	30%	50%	47%	40%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2022 (unaudited).

[3]	For the year ended February 29.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.60%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class IS Shares[1]	2022[2]	2022	2021	2020[3]	2019	2018[4]

Net asset value, beginning of period	$5.05	$5.17	$5.18	$5.08	$5.07	$5.11

Income (loss) from operations:
Net investment income	0.03	0.06	0.08	0.09	0.08	0.03
Net realized and unrealized gain (loss)	(0.12)	(0.12)	(0.01)	0.10	0.01	(0.04)
Total income (loss) from operations	(0.09)	(0.06)	0.07	0.19	0.09	(0.01)

Less distributions from:
Net investment income	(0.03)	(0.06)	(0.08)	(0.09)	(0.08)	(0.03)
Total distributions	(0.03)	(0.06)	(0.08)	(0.09)	(0.08)	(0.03)

Net asset value, end of period	$4.93	$5.05	$5.17	$5.18	$5.08	$5.07
Total return[5]	(1.75)%	(1.21)%	1.32%	3.85%	1.86%	(0.14)%

Net assets, end of period (000s)	$5,877	$6,653	$5,926	$5,114	$127	$3,162

Ratios to average net assets:
Gross expenses	0.35%[6]	0.35%	0.34%	0.43%	0.49%	0.49%[6]
Net expenses[7]	0.35 [6]	0.34 [8]	0.34 [8]	0.40 [8]	0.49	0.49 [6]
Net investment income	1.28 [6]	1.16	1.52	1.86	1.59	1.43 [6]

Portfolio turnover rate	13%	30%	50%	47%	40%	25%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2022 (unaudited).

[3]	For the year ended February 29.

[4]	For the period September 15, 2017 (inception date) to February 28, 2018.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.35%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.55%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	For the year ended February 28, 2018.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report	29

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

30	Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$644,718,274	—	$644,718,274
Short-Term Investments†	—	7,500,000	—	7,500,000
Total Investments	—	$652,218,274	—	$652,218,274

†	See Schedule of Investments for additional detailed categorizations.

(b) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

32	Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C2, Class I and Class IS shares did not exceed 0.55%, 1.05%, 1.20%, 0.40% and 0.35%, respectively. In addition, the ratio of total annual fund operating expenses for

Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

During the six months ended August 31, 2022, fees waived and/or expenses reimbursed amounted to $66,529.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at August 31, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C2	Class I	Class IS
Expires February 28, 2023	—	—	—	$49,388	—
Expires February 29, 2024	$8,347	$1,077	$11	75,538	$58
Expires February 28, 2025	10,071	—	—	56,458	—
Total fee waivers/expense reimbursements subject to recapture	$18,418	$1,077	$11	$181,384	$58

For the six months ended August 31, 2022, LMPFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$1,101
CDSCs	103

34	Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2022, such purchase and sale transactions (excluding accrued interest) were $75,460,000 and $137,030,000, respectively.

3. Investments

During the six months ended August 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$96,264,040	—
Sales	216,867,555	$4,022,595

At August 31, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$673,632,999	$1,671,361	$(23,086,086)	$(21,414,725)

4. Derivative instruments and hedging activities

During the six months ended August 31, 2022, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C2 shares calculated at the annual rate of 0.15%, 0.50% and 0.65% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

For the six months ended August 31, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$271,158	$116,846
Class C	182,454	27,980
Class C2	3,999	390
Class I	—	143,964
Class IS	—	161
Total	$457,611	$289,341

For the six months ended August 31, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$10,071
Class C	—
Class C2	—
Class I	56,458
Class IS	—
Total	$66,529

6. Distributions to shareholders by class

	Six Months Ended August 31, 2022	Year Ended February 28, 2022
Net Investment Income:
Class A	$1,928,147	$3,463,863
Class A2	—	6,262	†
Class C	252,210	692,336
Class C2	3,404	4,916
Class I	1,769,363	3,899,246
Class IS	38,545	71,371
Total	$3,991,669	$8,137,994

†	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

7. Shares of beneficial interest

At August 31, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

36	Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2022		Year Ended February 28, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	9,315,544	$46,229,327	16,665,386	$86,168,393
Shares issued on reinvestment	358,222	1,775,370	608,817	3,137,235
Shares repurchased	(13,085,911)	(64,895,603)	(12,890,221)	(66,431,302)
Net increase (decrease)	(3,412,145)	$(16,890,906)	4,383,982	$22,874,326

Class A2†
Shares sold	—	—	77,608	$402,521
Shares issued on reinvestment	—	—	1,010	5,225
Shares repurchased	—	—	(528,098)	(2,735,279)
Net decrease	—	—	(449,480)	$(2,327,533)

Class C
Shares sold	416,211	$2,063,076	3,661,903	$19,015,411
Shares issued on reinvestment	50,752	251,617	131,471	678,224
Shares repurchased	(6,115,929)	(30,406,760)	(13,963,375)	(72,218,225)
Net decrease	(5,648,966)	$(28,092,067)	(10,170,001)	$(52,524,590)

Class C2
Shares sold	96,202	$476,496	258,731	$1,337,165
Shares issued on reinvestment	687	3,404	954	4,916
Shares repurchased	(177,415)	(878,367)	(121,942)	(629,828)
Net increase (decrease)	(80,526)	$(398,467)	137,743	$712,253

Class I
Shares sold	9,881,015	$48,917,455	29,893,322	$154,366,807
Shares issued on reinvestment	318,612	1,578,654	683,148	3,520,642
Shares repurchased	(29,047,501)	(143,826,188)	(30,528,579)	(157,577,669)
Net increase (decrease)	(18,847,874)	$(93,330,079)	47,891	$309,780

Class IS
Shares sold	85,380	$425,405	830,201	$4,296,330
Shares issued on reinvestment	7,771	38,528	13,808	71,139
Shares repurchased	(218,159)	(1,079,029)	(674,489)	(3,483,410)
Net increase (decrease)	(125,008)	$(615,096)	169,520	$884,059

†

On June 24, 2021, the Fund converted 338,086 Class A2 shares into 338,286 Class A shares, valued at $1,752,323. These amounts are reflected in the Class A shares sold and Class A2 shares repurchased, respectively.

8. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility

Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2022.

9. Deferred capital losses

As of February 28, 2022, the Fund had deferred capital losses of $12,109,588, which have no expiration date, that will be available to offset future taxable capital gains.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

38	Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

Western Asset Short Duration Municipal Income Fund 2022 Semi-Annual Report	39

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with LMPFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 19, 2022. At an in-person meeting held on May 12, 2022, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

As part of their review, the Trustees examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers

40	Western Asset Short Duration Municipal Income Fund

associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2021. The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as retail and institutional short municipal debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2021 was above the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1-year period and trailed that of its benchmark index for the 3-, 5- and 10-year periods. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.

The Trustees also considered the management fee payable by the Fund to LMPFA, total expenses payable by the Fund and the fee that LMPFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because LMPFA pays the Subadviser for services provided to the Fund out of the management fee LMPFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as

Western Asset Short Duration Municipal Income Fund	41

Board approval of management and subadvisory agreements (unaudited) (cont’d)

its actual total expense ratio to its peer group, consisting of a group of institutional short municipal debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and the Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2023.

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee was below the median of the peer group. The Board also noted the size of the Fund.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

42	Western Asset Short Duration Municipal Income Fund

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP for the Franklin Templeton and Legg Mason Funds is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

Western Asset Short Duration Municipal Income Fund	43

Statement regarding liquidity risk management program (unaudited) (cont’d)

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

44	Western Asset Short Duration Municipal Income Fund

Western Asset

Short Duration Municipal Income Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Western Asset Short Duration Municipal Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short Duration Municipal Income Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short Duration Municipal Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD02771 10/22 SR22-4513

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: October 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: October 26, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: October 26, 2022